Schedule II Valuation and Qualifying Accounts - Deferred Tax Asset Valuation Allowance (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowance Recorded	$ 339,800,000	$ 143,500,000
Deferred Tax Asset Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowance Recorded	$ 339.8	$ 143.5